LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Summary of activity related to lease liabilities
Below is a summary of the activity related to our lease liabilities for the year ended December 31, 2024. Certain of our lease liabilities are secured by the underlying right-of-use assets; the underlying right-of-use assets have a net carrying amount of $715 million as at December 31, 2024 (2023 - $591 million).

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Lease liabilities, beginning of year		2,593	2,028
Net additions		656	600
Lease liabilities assumed	3	—	327
Interest expense on lease liabilities		137	111
Interest payments on lease liabilities		(130)	(103)
Principal payments of lease liabilities		(478)	(370)

Lease liabilities, end of year		2,778	2,593

Current liability		587	504
Long-term liability		2,191	2,089

Lease liabilities		2,778	2,593